Summary of Significant Accounting Policies - Schedule of Customers Representing Greater than 10% of Account Receivable and Total Revenue (Details) - Customer Concentration Risk [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Customer A | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage		63.00%
Customer A | Total Revenue [Member]
Concentration Risk [Line Items]
Concentration risk percentage	0.00%	14.00%
Customer B | Accounts Receivable [Member]
Concentration Risk [Line Items]
Concentration risk percentage	21.00%
Customer C | Total Revenue [Member]
Concentration Risk [Line Items]
Concentration risk percentage	13.00%	14.00%